SCHEDULE OF ACCRUED EXPENSES (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Payroll and related costs	$ 229,833	$ 169,580
Credit card	84,330	86,708
Professional Fees	30,978
Settlement of lawsuit		240,800
Consulting fees	75,000
Storage	40,494
Other	58,141	9,293
Accrued expenses	$ 518,776	$ 506,381